Distribution Date:	11/18/21	JPMBB Commercial Mortgage Securities Trust 2014-C23
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue,8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18		Don Simon	(203) 660-6100
Principal Prepayment Detail	19		PO Box 4839, | Greenwich, CT 06831
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		General Contact	(302) 636-4140
Modified Loan Detail	25		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46643ABA0	1.650200%	49,525,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643ABB8	3.181300%	240,990,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643ABC6	3.368000%	36,603,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46643ABD4	3.669600%	235,000,000.00	169,627,767.73	8,368,792.12	518,721.71	666,624.33	0.00	9,554,138.16	161,258,975.61	44.17%	30.00%
A-5	46643ABE2	3.934200%	307,498,000.00	307,498,000.00	0.00	1,008,132.19	0.00	0.00	1,008,132.19	307,498,000.00	44.17%	30.00%
A-SB	46643ABF9	3.657000%	79,326,000.00	46,684,628.24	2,232,593.08	142,271.40	177,132.99	0.00	2,551,997.47	44,452,035.16	44.17%	30.00%
A-S	46643ABJ1	4.201600%	86,422,000.00	86,422,000.00	0.00	302,592.23	0.00	0.00	302,592.23	86,422,000.00	34.76%	23.62%
B	46643ABK8	4.632367%	62,698,000.00	62,698,000.00	0.00	242,033.44	0.00	0.00	242,033.44	62,698,000.00	27.94%	19.00%
C	46643ABL6	4.632367%	52,531,000.00	52,531,000.00	0.00	202,785.72	0.00	0.00	202,785.72	52,531,000.00	22.23%	15.12%
D	46643AAG8	4.132367%	96,588,000.00	96,588,000.00	0.00	332,614.20	0.00	0.00	332,614.20	96,588,000.00	11.72%	8.00%
E	46643AAJ2	3.364000%	30,502,000.00	30,502,000.00	0.00	85,507.27	0.00	0.00	85,507.27	30,502,000.00	8.40%	5.75%
F	46643AAL7	3.364000%	15,251,000.00	15,251,000.00	0.00	42,753.64	0.00	0.00	42,753.64	15,251,000.00	6.74%	4.62%
NR*	46643AAN3	3.364000%	62,697,834.00	61,967,606.08	0.00	170,205.46	0.00	0.00	170,205.46	61,967,606.08	0.00%	0.00%
UH5	46643AAQ6	4.709400%	12,257,000.00	12,257,000.00	0.00	49,706.02	0.00	0.00	49,706.02	12,257,000.00	0.00%	0.00%
WYA	46643AAS2	7.739400%	10,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RIM	46643AAU7	4.304400%	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46643AAY9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643AAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,393,388,836.00	942,027,002.05	10,601,385.20	3,097,323.28	843,757.32	0.00	14,542,465.80	931,425,616.85

Notional Certificates
X-A	46643ABG7	0.755055%	1,035,364,000.00	610,232,395.97	0.00	383,966.03	198,212.04	0.00	582,178.07	599,631,010.77
X-B	46643ABH5	0.500000%	96,588,000.00	96,588,000.00	0.00	40,245.00	0.00	0.00	40,245.00	96,588,000.00
X-C	46643AAA1	1.268367%	30,502,000.00	30,502,000.00	0.00	32,239.77	0.00	0.00	32,239.77	30,502,000.00
X-D	46643AAC7	1.268367%	15,251,000.00	15,251,000.00	0.00	16,119.88	0.00	0.00	16,119.88	15,251,000.00
										Certificate Distribution Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-E	46643AAE3	1.268367%	62,697,834.00	61,967,606.08	0.00	65,498.04	0.00	0.00	65,498.04	61,967,606.08
Notional SubTotal			1,240,402,834.00	814,541,002.05	0.00	538,068.72	198,212.04	0.00	736,280.76	803,939,616.85

Deal Distribution Total					10,601,385.20	3,635,392.00	1,041,969.36	0.00	15,278,746.56

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643ABA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643ABB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643ABC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46643ABD4	721.82028821	35.61188136	2.20732643	0.00000000	0.00000000	2.83669928	0.00000000	40.65590706	686.20840685
A-5	46643ABE2	1,000.00000000	0.00000000	3.27849999	0.00000000	0.00000000	0.00000000	0.00000000	3.27849999	1,000.00000000
A-SB	46643ABF9	588.51610115	28.14453118	1.79350276	0.00000000	0.00000000	2.23297519	0.00000000	32.17100913	560.37156998
A-S	46643ABJ1	1,000.00000000	0.00000000	3.50133334	0.00000000	0.00000000	0.00000000	0.00000000	3.50133334	1,000.00000000
B	46643ABK8	1,000.00000000	0.00000000	3.86030559	0.00000000	0.00000000	0.00000000	0.00000000	3.86030559	1,000.00000000
C	46643ABL6	1,000.00000000	0.00000000	3.86030572	0.00000000	0.00000000	0.00000000	0.00000000	3.86030572	1,000.00000000
D	46643AAG8	1,000.00000000	0.00000000	3.44363896	0.00000000	0.00000000	0.00000000	0.00000000	3.44363896	1,000.00000000
E	46643AAJ2	1,000.00000000	0.00000000	2.80333322	0.00000000	0.00000000	0.00000000	0.00000000	2.80333322	1,000.00000000
F	46643AAL7	1,000.00000000	0.00000000	2.80333355	0.00000000	0.00000000	0.00000000	0.00000000	2.80333355	1,000.00000000
NR	46643AAN3	988.35321935	0.00000000	2.71469442	0.05598918	23.63457899	0.00000000	0.00000000	2.71469442	988.35321935
UH5	46643AAQ6	1,000.00000000	0.00000000	4.05531696	0.00000000	0.00000000	0.00000000	0.00000000	4.05531696	1,000.00000000
WYA	46643AAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RIM	46643AAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46643AAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643AAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643ABG7	589.38923506	0.00000000	0.37085125	0.00000000	0.00000000	0.19144189	0.00000000	0.56229314	579.14995187
X-B	46643ABH5	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000
X-C	46643AAA1	1,000.00000000	0.00000000	1.05697233	0.00000000	0.00000000	0.00000000	0.00000000	1.05697233	1,000.00000000
X-D	46643AAC7	1,000.00000000	0.00000000	1.05697200	0.00000000	0.00000000	0.00000000	0.00000000	1.05697200	1,000.00000000
X-E	46643AAE3	988.35321935	0.00000000	1.04466193	0.00000000	0.00000000	0.00000000	0.00000000	1.04466193	988.35321935

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	518,721.71	0.00	518,721.71	0.00	0.00	0.00	518,721.71	0.00
A-5	10/01/21 - 10/30/21	30	0.00	1,008,132.19	0.00	1,008,132.19	0.00	0.00	0.00	1,008,132.19	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	142,271.40	0.00	142,271.40	0.00	0.00	0.00	142,271.40	0.00
A-S	10/01/21 - 10/30/21	30	0.00	302,592.23	0.00	302,592.23	0.00	0.00	0.00	302,592.23	0.00
B	10/01/21 - 10/30/21	30	0.00	242,033.44	0.00	242,033.44	0.00	0.00	0.00	242,033.44	0.00
C	10/01/21 - 10/30/21	30	0.00	202,785.72	0.00	202,785.72	0.00	0.00	0.00	202,785.72	0.00
D	10/01/21 - 10/30/21	30	0.00	332,614.20	0.00	332,614.20	0.00	0.00	0.00	332,614.20	0.00
E	10/01/21 - 10/30/21	30	0.00	85,507.27	0.00	85,507.27	0.00	0.00	0.00	85,507.27	0.00
F	10/01/21 - 10/30/21	30	0.00	42,753.64	0.00	42,753.64	0.00	0.00	0.00	42,753.64	0.00
NR	10/01/21 - 10/30/21	30	1,478,326.51	173,715.86	0.00	173,715.86	3,510.40	0.00	0.00	170,205.46	1,481,836.91
UH5	10/01/21 - 10/31/21	31	0.00	49,706.02	0.00	49,706.02	0.00	0.00	0.00	49,706.02	0.00
WYA	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RIM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	10/01/21 - 10/30/21	30	0.00	383,966.02	0.00	383,966.02	0.00	0.00	0.00	383,966.03	0.00
X-B	10/01/21 - 10/30/21	30	0.00	40,245.00	0.00	40,245.00	0.00	0.00	0.00	40,245.00	0.00
X-C	10/01/21 - 10/30/21	30	0.00	32,239.77	0.00	32,239.77	0.00	0.00	0.00	32,239.77	0.00
X-D	10/01/21 - 10/30/21	30	0.00	16,119.88	0.00	16,119.88	0.00	0.00	0.00	16,119.88	0.00
X-E	10/01/21 - 10/30/21	30	0.00	65,498.04	0.00	65,498.04	0.00	0.00	0.00	65,498.04	0.00
Totals			1,478,326.51	3,638,902.39	0.00	3,638,902.39	3,510.40	0.00	0.00	3,635,392.00	1,481,836.91

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643ABJ1	4.201600%	86,422,000.00	86,422,000.00	0.00	302,592.23	0.00	0.00	302,592.23	86,422,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643ABK8	4.632367%	62,698,000.00	62,698,000.00	0.00	242,033.44	0.00	0.00	242,033.44	62,698,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643ABL6	4.632367%	52,531,000.00	52,531,000.00	0.00	202,785.72	0.00	0.00	202,785.72	52,531,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			201,651,000.03	201,651,000.00	0.00	747,411.39	0.00	0.00	747,411.39	201,651,000.00

Exchangeable Certificate Details
EC	46643ABM4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	15,278,746.56
Gain-on-Sale Proceeds Reserve Account Balance	4,146,484.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,583,865.68	Master Servicing Fee	7,721.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,466.93
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	405.60
ARD Interest	0.00	Operating Advisor Fee	19.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Senior Trust Advisor Fee	1,441.14
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,583,865.68	Total Fees	12,263.92

Principal		Expenses/Reimbursements
Scheduled Principal	1,095,422.41	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	19,830.46
Principal Prepayments	9,505,962.79	Special Servicing Fees (Monthly)	14,971.35
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,407.96
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(100,000.00)
Total Principal Collected	10,601,385.20	Total Expenses/Reimbursements	(63,790.23)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	1,041,969.36	Interest Distribution	3,635,392.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,601,385.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	1,041,969.36
		Borrower Option Extension Fees	0.00
Total Other Collected	1,041,969.36	Total Payments to Certificateholders and Others	15,278,746.56
Total Funds Collected	15,227,220.24	Total Funds Distributed	15,227,220.25

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	929,770,002.05	929,770,002.05	Beginning Certificate Balance	942,027,002.05
(-) Scheduled Principal Collections	1,095,422.41	1,095,422.41	(-) Principal Distributions	10,601,385.20
(-) Unscheduled Principal Collections	9,505,962.79	9,505,962.79	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	919,168,616.85	919,168,616.85	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	930,133,924.93	930,133,924.93	Ending Certificate Balance	931,425,616.85
Ending Actual Collateral Balance	919,539,134.94	919,539,134.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.63%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	118,315,199.64	12.87%	31	4.6898	NAP	Defeased	14	118,315,199.64	12.87%	31	4.6898	NAP
	9,999,999 or less	19	88,797,527.69	9.66%	39	4.6531	1.671872	1.35 or less	15	419,759,129.48	45.67%	36	4.3807	0.796788
10,000,000 to 19,999,999		3	40,797,393.12	4.44%	34	4.6317	1.587027	1.36 to 1.45	2	51,508,312.66	5.60%	34	4.3721	1.396750
20,000,000 to 24,999,999		1	20,500,818.39	2.23%	34	4.6000	1.979200	1.46 to 1.55	4	63,265,445.88	6.88%	33	4.6144	1.538899
25,000,000 to 49,999,999		9	340,552,543.34	37.05%	34	4.3534	1.404305	1.56 to 1.65	2	7,164,713.15	0.78%	34	4.5909	1.581278
	50,000,000 or greater	4	310,205,134.67	33.75%	36	4.2655	2.089145	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	919,168,616.85	100.00%	35	4.4138	1.680369	1.81 to 2.00	3	30,915,239.66	3.36%	34	4.6042	1.938378
								2.01 or greater	10	228,240,576.38	24.83%	36	4.2541	3.527268
								Totals	50	919,168,616.85	100.00%	35	4.4138	1.680369
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	21	118,315,199.64	12.87%	31	4.6898	NAP	Puerto Rico	1	54,501,788.40	5.93%	51	3.0000	1.018800
Alabama	1	220,619.27	0.02%	94	4.7200	3.720300	South Carolina	1	6,496,281.86	0.71%	33	4.5900	1.817500
Arizona	1	27,364,344.38	2.98%	34	4.1300	(0.964100)	Tennessee	5	43,050,627.07	4.68%	33	4.9123	1.369970
California	5	140,181,006.81	15.25%	33	4.5321	1.145658	Texas	10	103,000,457.80	11.21%	35	3.9824	3.111123
Colorado	2	19,441,916.43	2.12%	34	4.5833	1.361683	Washington	2	52,000,103.65	5.66%	34	4.6376	0.917501
Connecticut	1	1,103,096.14	0.12%	94	4.7200	3.720300	West Virginia	1	4,295,899.70	0.47%	33	4.7000	(0.520400)
Delaware	1	8,787,664.60	0.96%	33	4.8300	0.899500	Totals	84	919,168,616.85	100.00%	35	4.4138	1.680369
Florida	1	192,428.90	0.02%	94	4.7200	3.720300
									Property Type³
Georgia	3	10,632,156.07	1.16%	34	4.6457	1.431137
Indiana	3	2,159,938.32	0.23%	41	5.1012	1.552696		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	1	539,291.38	0.06%	94	4.7200	3.720300		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	1	208,362.70	0.02%	94	4.7200	3.720300	Defeased	21	118,315,199.64	12.87%	31	4.6898	NAP
Maine	1	151,982.18	0.02%	94	4.7200	3.720300	Industrial	2	8,864,899.83	0.96%	33	4.7340	2.229413
Massachusetts	1	15,979,179.20	1.74%	34	4.1300	(0.964100)	Lodging	10	130,069,959.51	14.15%	33	4.4737	0.099892
Michigan	2	41,424,731.54	4.51%	33	4.5156	1.206178	Mixed Use	2	103,891,160.46	11.30%	33	4.5669	1.296554
Minnesota	1	3,344,194.96	0.36%	34	4.7900	1.558700	Mobile Home Park	2	1,914,805.90	0.21%	34	5.1500	1.275200
Mississippi	1	514,778.23	0.06%	94	4.7200	3.720300	Multi-Family	6	66,125,388.40	7.19%	34	4.6072	1.701252
Missouri	2	6,549,066.22	0.71%	34	4.3500	2.769500	Office	6	201,151,386.67	21.88%	33	4.6023	2.584687
Nevada	2	16,390,033.70	1.78%	34	4.6300	1.139900	Other	1	48,000,000.00	5.22%	34	4.3430	1.392500
New Mexico	2	3,382,436.96	0.37%	42	4.7539	2.471309	Retail	10	224,619,274.55	24.44%	38	3.9120	2.066167
New York	2	204,095,454.63	22.20%	33	4.5096	2.676620	Self Storage	24	16,216,541.89	1.76%	62	4.7123	2.888028
North Carolina	1	3,918,139.41	0.43%	34	4.6500	1.925200	Totals	84	919,168,616.85	100.00%	35	4.4138	1.680369
Ohio	4	29,407,615.19	3.20%	34	4.6389	1.541979
Oklahoma	1	239,004.25	0.03%	94	4.7200	3.720300
Pennsylvania	3	1,280,817.28	0.14%	94	4.7200	3.720300

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	118,315,199.64	12.87%	31	4.6898	NAP	Defeased	14	118,315,199.64	12.87%	31	4.6898	NAP
	4.40000% or less	7	258,877,819.89	28.16%	38	3.8637	1.565880	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	10	272,532,851.40	29.65%	33	4.5143	2.468274	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	15	214,592,221.36	23.35%	35	4.6527	1.155706	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	2	23,728,954.45	2.58%	34	4.8615	0.971597	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	2	31,121,570.11	3.39%	33	5.0726	0.994972	49 months or greater	36	800,853,417.21	87.13%	35	4.3731	1.723265
	Totals	50	919,168,616.85	100.00%	35	4.4138	1.680369	Totals	50	919,168,616.85	100.00%	35	4.4138	1.680369
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	118,315,199.64	12.87%	31	4.6898	NAP	Defeased	14	118,315,199.64	12.87%	31	4.6898	NAP
	60 months or less	35	793,130,518.22	86.29%	35	4.3697	1.703820	Interest Only	5	276,750,000.00	30.11%	34	4.2837	2.982860
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months or less	6	36,489,959.76	3.97%	33	4.7563	0.950745
	Totals	49	911,445,717.86	99.16%	34	4.4112	1.663084	240 to 299 months	23	380,795,103.83	41.43%	36	4.3430	0.955799
								300 to 359 months	1	99,095,454.63	10.78%	33	4.5700	1.283500
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	911,445,717.86	99.16%	34	4.4112	1.663084
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	118,315,199.64	12.87%	31	4.6898	NAP	120 months or less	1	7,722,898.99	0.84%	94	4.7200	3.720300
Underwriter's Information		1	40,000,000.00	4.35%	35	3.8327	3.340000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	32	693,374,462.76	75.43%	35	4.3708	1.666774	Totals	1	7,722,898.99	0.84%	94	4.7200	3.720300
	13 to 24 months	2	58,691,289.85	6.39%	33	4.6996	1.412132
	25 months or greater	1	8,787,664.60	0.96%	33	4.8300	0.899500
	Totals	50	919,168,616.85	100.00%	35	4.4138	1.680369
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	302581001	OF	New York	NY	Actual/360	4.452%	402,580.21	0.00	0.00	N/A	08/01/24	--	105,000,000.00	105,000,000.00	11/01/21
2	883100292	MU	New York	NY	Actual/360	4.570%	390,381.85	105,129.28	0.00	N/A	08/11/24	--	99,200,583.91	99,095,454.63	11/11/21
4	302581004	RT	Grapevine	TX	Actual/360	3.833%	132,015.22	0.00	0.00	N/A	10/01/24	--	40,000,000.00	40,000,000.00	11/01/21
4A	302591004	RT	Grapevine	TX	Actual/360	3.833%	132,015.22	0.00	0.00	N/A	10/01/24	--	40,000,000.00	40,000,000.00	11/01/21
5	302581005	OF	Richland	WA	Actual/360	4.637%	206,457.43	97,308.76	0.00	N/A	09/01/24	--	51,705,200.40	51,607,891.64	11/01/21
6	883100288	RT	Caguas	PR	Actual/360	3.000%	140,796.29	0.00	0.00	N/A	02/06/26	--	54,501,788.40	54,501,788.40	11/06/21
7	302581007	98	San Diego	CA	Actual/360	4.343%	179,510.67	0.00	0.00	09/01/24	09/01/35	--	48,000,000.00	48,000,000.00	11/01/21
8	302511002	LO	Various	Various	Actual/360	4.130%	154,373.50	63,849.62	0.00	N/A	09/01/24	--	43,407,373.20	43,343,523.58	11/01/21
9	302581009	RT	Los Angeles	CA	Actual/360	4.638%	174,730.21	0.00	0.00	N/A	08/06/24	--	43,750,000.00	43,750,000.00	06/06/20
12	302581012	LO	Various	Various	Actual/360	4.630%	132,750.43	62,736.32	0.00	N/A	09/05/24	--	33,296,282.46	33,233,546.14	11/05/21
13	302581013	LO	Mountain View	CA	Actual/360	4.640%	146,174.57	49,024.69	0.00	N/A	07/01/24	--	36,584,292.41	36,535,267.72	11/01/21
16	302581016	OF	Memphis	TN	Actual/360	5.067%	127,628.55	41,149.25	0.00	N/A	08/01/24	--	29,247,913.46	29,206,764.21	11/01/21
17	883100265	RT	Northville	MI	Actual/360	4.310%	98,430.72	37,820.45	0.00	N/A	08/06/24	--	26,521,262.14	26,483,441.69	11/06/21
18	302581018	MF	Ada	MI	Actual/360	4.570%	98,391.47	38,517.14	0.00	N/A	06/05/24	--	25,002,420.73	24,963,903.59	11/05/21
19	302581019	SS	Various	Various	Actual/360	4.720%	31,960.77	140,603.62	0.00	N/A	09/01/29	--	7,863,502.61	7,722,898.99	11/01/21
20	302581020	MF	Perrysburg	OH	Actual/360	4.600%	81,330.60	31,451.16	0.00	N/A	09/05/24	--	20,532,269.55	20,500,818.39	11/05/21
23	302581023	MF	Davison	MI	Actual/360	4.880%	62,958.96	41,012.62	0.00	N/A	09/05/24	--	14,982,302.47	14,941,289.85	11/05/21
24	302581024	MF	Various	TX	Actual/360	4.440%	55,593.02	28,429.10	0.00	N/A	08/05/24	--	14,540,458.34	14,512,029.24	11/05/21
25	623100125	MF	Randallstown	MD	Actual/360	4.720%	61,237.80	19,857.33	0.00	N/A	07/06/24	--	15,066,709.27	15,046,851.94	11/06/21
26	623100127	MF	Gwynn Oak	MD	Actual/360	4.700%	59,856.11	19,573.27	0.00	N/A	04/06/24	--	14,789,430.55	14,769,857.28	11/06/21
27	302581027	MF	Various	NH	Actual/360	4.520%	50,251.28	24,914.12	0.00	N/A	05/05/24	--	12,910,692.44	12,885,778.32	11/05/21
30	302581030	MF	Boulder	CO	Actual/360	4.550%	44,517.90	18,170.34	0.00	N/A	09/05/24	--	11,362,244.37	11,344,074.03	11/05/21
31	302581031	MH	Lake Worth	FL	Actual/360	4.500%	38,928.75	19,340.06	0.00	N/A	07/01/24	--	10,046,130.21	10,026,790.15	11/01/21
33	302581033	MF	Indianapolis	IN	Actual/360	4.412%	36,161.43	9,519,193.24	0.00	N/A	09/01/24	--	9,519,193.24	0.00	11/01/21
34	883100283	OF	Dover	DE	Actual/360	4.830%	36,607.32	13,934.78	0.00	N/A	08/06/24	--	8,801,599.38	8,787,664.60	12/06/19
35	302581035	LO	Newnan	GA	Actual/360	4.672%	30,582.14	14,390.44	0.00	N/A	07/01/24	--	7,602,429.18	7,588,038.74	09/01/21
36	623100133	MH	Various	Various	Actual/360	5.230%	34,616.42	13,152.30	0.00	N/A	05/06/24	--	7,686,368.85	7,673,216.55	11/06/21
37	302581037	OF	Creve Coeur	MO	Actual/360	4.350%	24,573.92	11,268.53	0.00	N/A	09/05/24	--	6,560,334.75	6,549,066.22	11/05/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
38	302581038	RT	Florence	SC	Actual/360	4.590%	25,719.10	10,764.24	0.00	N/A	08/05/24	--	6,507,046.10	6,496,281.86	11/05/21
39	623100124	MF	Baltimore	MD	Actual/360	4.690%	27,727.22	9,105.21	0.00	N/A	04/06/24	--	6,865,533.75	6,856,428.54	11/06/21
42	623100132	IN	Knoxville	TN	Actual/360	4.700%	22,406.65	15,598.78	0.00	N/A	08/06/24	--	5,536,303.65	5,520,704.87	11/06/21
44	302581044	LO	St Clairsville	OH	Actual/360	4.700%	20,579.83	11,242.63	0.00	N/A	08/05/24	--	5,084,926.26	5,073,683.63	10/05/21
45	883100294	MU	Austin	TX	Actual/360	4.503%	18,629.53	9,246.33	0.00	N/A	09/06/24	--	4,804,952.16	4,795,705.83	11/06/21
46	623100129	LO	Daytona Beach	FL	Actual/360	4.803%	19,611.79	8,729.93	0.00	N/A	05/06/24	--	4,741,823.31	4,733,093.38	11/06/21
47	623100140	MH	Louisville	KY	Actual/360	4.630%	18,515.19	8,750.07	0.00	N/A	06/06/24	--	4,643,954.89	4,635,204.82	11/06/21
48	883100270	MF	Chattanooga	TN	Actual/360	4.430%	18,443.67	7,688.13	0.00	N/A	08/06/24	--	4,834,865.02	4,827,176.89	11/06/21
49	883100285	RT	Laguna Niguel	CA	Actual/360	4.420%	12,093.50	27,321.69	0.00	N/A	09/06/24	--	3,177,390.74	3,150,069.05	11/06/21
50	623100128	MH	Various	Various	Actual/360	5.070%	18,513.09	7,460.09	0.00	N/A	05/06/24	--	4,240,448.44	4,232,988.35	11/06/21
51	302581051	LO	Triadelphia	WV	Actual/360	4.700%	17,424.99	9,519.16	0.00	N/A	08/05/24	--	4,305,418.86	4,295,899.70	10/05/21
52	623100136	RT	Mebane	NC	Actual/360	4.650%	15,718.40	7,371.82	0.00	N/A	09/06/24	--	3,925,511.23	3,918,139.41	11/06/21
53	302581053	RT	Cuyahoga Falls	OH	Actual/360	4.770%	14,450.76	9,828.14	0.00	N/A	08/05/24	--	3,518,140.80	3,508,312.66	11/05/21
54	883100260	MF	Chattanooga	TN	Actual/360	4.490%	14,548.37	5,948.33	0.00	N/A	07/06/24	--	3,762,780.02	3,756,831.69	11/06/21
56	623100138	IN	Rochester	MN	Actual/360	4.790%	13,815.79	5,312.44	0.00	N/A	09/06/24	--	3,349,507.40	3,344,194.96	11/06/21
57	623100126	MF	Parkville	MD	Actual/360	4.690%	14,039.10	4,610.23	0.00	N/A	04/06/24	--	3,476,219.68	3,471,609.45	11/06/21
58	883100273	SS	Nashville	TN	Actual/360	4.610%	12,949.20	5,014.28	0.00	N/A	08/06/24	--	3,261,991.13	3,256,976.85	11/06/21
59	302581059	SS	Santa Fe	NM	Actual/360	4.760%	11,776.05	5,327.65	0.00	N/A	08/05/24	--	2,872,986.38	2,867,658.73	11/05/21
60	623100130	RT	Atlanta	GA	Actual/360	4.570%	11,084.23	5,390.78	0.00	N/A	08/01/24	--	2,816,632.26	2,811,241.48	11/01/21
61	623100123	MF	Parkville	MD	Actual/360	4.690%	12,537.70	4,117.19	0.00	N/A	04/06/24	--	3,104,457.22	3,100,340.03	11/06/21
63	302581063	SS	Dallas	TX	Actual/360	4.770%	9,748.64	4,368.41	0.00	N/A	09/05/24	--	2,373,375.73	2,369,007.32	11/05/21
64	623100137	MF	Selma	AL	Actual/360	5.250%	9,795.92	4,534.91	0.00	N/A	06/06/24	--	2,166,840.46	2,162,305.55	11/06/21
65	623100141	MH	Various	IN	Actual/360	5.150%	8,506.30	3,308.34	0.00	N/A	09/06/24	--	1,918,114.24	1,914,805.90	11/06/21
Totals							3,534,047.78	10,601,385.20	0.00				929,770,002.05	919,168,616.85

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	18,659,755.44	9,712,622.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	29,062,313.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	37,702,420.28	18,863,008.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	853,219.21	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,317,638.39	1,846,201.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,071,299.00	4,260,702.58	01/01/21	06/30/21	--	0.00	306,408.91	1,096,064.35	1,096,064.35	0.00	0.00
7	2,935,256.00	1,467,628.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(6,888,458.11)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	3,292,069.00	01/01/20	03/31/20	01/06/21	0.00	33,281.45	174,236.69	2,865,283.21	0.00	0.00
12	2,069,405.61	3,161,021.97	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,322,183.90	969,439.05	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,548,444.86	1,948,922.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,803,810.36	1,751,742.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	7,132,042.68	7,904,596.04	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,406,047.90	2,063,048.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,430,738.00	984,918.67	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,250,768.38	594,965.34	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,138,981.22	577,657.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	332,955.70	113,513.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	677,690.00	157,296.00	01/01/19	03/31/19	10/13/20	4,772,832.72	360,718.97	30,631.30	800,877.27	232,655.70	0.00
35	0.00	294,416.50	01/01/21	06/30/21	--	0.00	0.00	44,903.19	89,880.69	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1,244,128.00	1,024,041.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	682,784.00	887,600.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,354,540.00	1,046,345.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	(9,344.09)	01/01/21	06/30/21	--	0.00	25,630.62	234,575.54	234,575.54	0.00	0.00
45	649,203.62	432,297.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	502,732.32	242,027.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	319,634.07	460,323.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	(36,930.92)	01/01/21	06/30/21	--	0.00	23,696.89	196,200.27	196,200.27	0.00	0.00
52	518,971.98	425,982.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	495,428.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	417,453.61	308,247.59	01/01/21	09/29/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	495,021.28	394,897.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	393,964.12	351,870.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	437,576.46	332,236.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	240,886.25	210,546.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	191,395.57	94,151.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	126,917,012.40	66,128,063.12				4,772,832.72	749,736.84	1,776,611.33	5,282,881.33	1,085,874.91	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
33	302581033	9,505,962.79	Payoff w/ yield maintenance	0.00	1,041,969.36
Totals		9,505,962.79		0.00	1,041,969.36
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	1	7,588,038.74	0	0.00	2	52,537,664.60	2	9,369,583.33	1	8,787,664.60	0	0.00	0	0.00	1	9,505,962.79	4.413833%	4.380124%	35
10/18/21	2	9,390,345.12	0	0.00	2	52,551,599.38	2	9,390,345.12	1	8,801,599.38	0	0.00	0	0.00	0	0.00	4.414055%	4.380177%	36
09/17/21	0	0.00	3	17,029,993.61	2	52,566,654.45	2	9,412,247.10	1	8,816,654.45	0	0.00	0	0.00	0	0.00	4.414315%	4.380443%	37
08/17/21	3	17,064,854.84	0	0.00	2	52,580,469.16	2	9,432,836.92	0	0.00	0	0.00	0	0.00	0	0.00	4.414557%	4.380690%	38
07/16/21	0	0.00	1	7,646,232.15	2	52,594,226.65	2	9,453,343.75	0	0.00	0	0.00	0	0.00	0	0.00	4.414798%	4.380936%	39
06/17/21	1	7,661,379.62	0	0.00	2	52,609,110.83	2	9,474,999.94	0	0.00	0	0.00	0	0.00	0	0.00	4.415053%	4.381197%	40
05/17/21	2	9,495,336.81	1	7,675,476.21	2	52,622,749.69	2	9,495,336.81	0	0.00	0	0.00	1	5,711,000.00	0	0.00	4.415291%	4.381439%	41
04/16/21	1	7,690,510.27	2	9,516,829.17	2	52,637,519.52	2	9,516,829.17	0	0.00	0	0.00	0	0.00	2	36,634,497.92	4.414090%	4.367338%	41
03/17/21	2	9,536,997.43	1	7,704,490.15	3	57,897,766.77	2	9,536,997.43	0	0.00	0	0.00	0	0.00	0	0.00	4.486211%	4.439705%	42
02/18/21	1	7,721,407.85	1	5,262,620.37	5	115,936,186.12	2	9,560,813.96	0	0.00	0	0.00	0	0.00	0	0.00	4.486349%	4.441743%	43
01/15/21	1	5,276,366.33	2	9,580,804.92	3	106,459,955.79	2	9,580,804.92	0	0.00	1	53,778,480.63	0	0.00	0	0.00	4.486462%	4.441859%	44
12/17/20	2	9,600,715.30	1	5,290,056.05	3	106,544,213.16	2	9,600,715.30	0	0.00	0	0.00	0	0.00	0	0.00	4.486573%	4.441974%	44
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	302581009	06/06/20	16	6	174,236.69	2,865,283.21	0.00	43,750,000.00	08/31/20	1
34	883100283	12/06/19	22	6	30,631.30	800,877.27	880,698.05	9,107,712.70	10/25/19	7			08/05/21
35	302581035	09/01/21	1	1	44,903.19	89,880.69	0.00	7,617,746.51	02/22/21	2
44	302581044	10/05/21	0	B	234,575.54	234,575.54	4,235.08	5,084,926.26	07/16/20	13		07/21/16
51	302581051	10/05/21	0	B	196,200.27	196,200.27	3,178.20	4,305,418.86	08/06/20	13		07/21/16
Totals					680,546.98	4,186,816.98	888,111.33	69,865,804.33
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		808,943,929	739,448,643	51,338,039		18,157,248
37 - 48 Months		0	0	0		0
49 - 60 Months		54,501,788	54,501,788	0		0
> 60 Months		55,722,899	55,722,899	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	919,168,617	859,042,914	7,588,039	0	43,750,000	8,787,665
Oct-21	929,770,002	867,828,058	9,390,345	0	43,750,000	8,801,599
Sep-21	930,939,058	861,342,410	0	17,029,994	43,750,000	8,816,654
Aug-21	932,025,504	862,380,180	17,064,855	0	52,580,469	0
Jul-21	933,107,643	872,867,184	0	7,646,232	52,594,227	0
Jun-21	934,263,894	873,993,403	7,661,380	0	52,609,111	0
May-21	935,337,160	865,543,597	9,495,337	7,675,476	52,622,750	0
Apr-21	979,051,643	909,206,785	7,690,510	9,516,829	52,637,520	0
Mar-21	1,016,696,743	941,557,488	9,536,997	7,704,490	57,897,767	0
Feb-21	1,018,215,441	889,295,227	7,721,408	5,262,620	115,936,186	0
Jan-21	1,019,442,598	898,125,471	5,276,366	9,580,805	106,459,956	0
Dec-20	1,020,664,935	899,229,951	9,600,715	5,290,056	106,544,213	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	302581009	43,750,000.00	43,750,000.00	242,000,000.00	10/07/20	3,184,976.00	1.54810	03/31/20	08/06/24	I/O
34	883100283	8,787,664.60	9,107,712.70	5,600,000.00	09/28/20	136,399.00	0.89950	03/31/19	08/06/24	273
35	302581035	7,588,038.74	7,617,746.51	12,500,000.00	06/01/14	294,416.50	1.09100	06/30/21	07/01/24	271
44	302581044	5,073,683.63	5,084,926.26	4,800,000.00	12/01/16	(58,033.09)	(0.30390)	06/30/21	08/05/24	212
51	302581051	4,295,899.70	4,305,418.86	4,200,000.00	12/01/16	(84,144.92)	(0.52040)	06/30/21	08/05/24	212
Totals		69,495,286.67	69,865,804.33	269,100,000.00		3,473,613.49

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	302581009	RT	CA	08/31/20	1

Loan transferred to SS for Delinquent Payments on 8/26/2020. Loan previously transferred NT on 4/9/2020. A modification providing financial relief due to COVID-19 was requested. Borrower has requested to either (1) use Reserve funds, including funds in the Excess Cash Reserve, to fund debt service payments or (2) amend the waterfall such that operating expenses are paid prior to debt service, with any debt service shortfalls deferred until such time COVID-19 related issues are resolved. The Property close d in 3/2020 due to COVID-19 and in 5/2020 briefly due to riots that damaged storefronts. The Property has since reopened. Sr and Mezz Loan are due for the 6/2020 payment. Loan is cash managed and all

Property cash flow is controlled by Lender. Lender retained counsel and the Senior Loan NOD and Purchase Notice to Mezz was sent 8/5/2020. Mezz Lender's right to cure the monetary default expired 10 BD from receipt of the notice. Mezz

Lender has right to purchase the Senior Loan within 6 mos of receipt of notice or until 2/6/2021. Purchase option at par was not exercised by 11/6/2020. To date, Borrower has not provided a workout proposal amenable to Lender. Lender will continue to engage in workout discussions with Borrower and Mezz Lender while exercising its rights and remedies pursuant to the Loan and Intercreditor Agreements. As of YE 2019, NOI/DSCR (A&B)/Occ was $12.6mm/1.16x/95%.

34	883100283	OF	DE	10/25/19	7

Sheriff's foreclosure occured on 8/5/21. Property is now in REO. Still awaiting deed transfer. Motion to confirm sale filed 9/15/21. Special Servicer evaluating disposition options. Expected Resolution date is March 2022.

35	302581035	LO	GA	02/22/21	2
	Loan transferred due to Imminent Monetary Default stemming form the COVID-19 pandemic. Borrower indicated desire to consensually transfer title.

44	302581044	LO	OH	07/16/20	13

Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Special Servicer is actively negotiating with Borrower with regard to a potential reinstatement. Loan is being dual tracked with foreclosure.

51	302581051	LO	WV	08/06/20	13

Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Special Servicer is actively negotiating with Borrower with regard to a potential reinstatement. Loan is being dual tracked with foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	883100288	0.00	3.00000%	0.00	3.00000%	9	12/11/20	04/06/20	--
8	302511002	44,567,541.62	4.13000%	44,502,705.12	4.13000%	10	06/11/20	05/01/20	08/11/20
8	302511002	0.00	4.13000%	0.00	4.13000%	10	08/11/20	05/01/20	06/11/20
35	302581035	7,819,228.84	4.67100%	7,805,710.52	4.67100%	10	07/27/20	08/01/20	08/11/20
35	302581035	0.00	4.67100%	0.00	4.67100%	10	08/11/20	08/01/20	07/27/20
44	302581044	0.00	4.70000%	0.00	4.70000%	2	03/23/17	03/23/17	--
51	302581051	0.00	4.70000%	0.00	4.70000%	2	03/23/17	03/23/17	--
Totals		52,386,770.46		52,308,415.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
29	883100308	01/17/20	13,350,000.00	18,700,000.00	14,041,391.89	253,622.29	14,041,391.89	13,787,769.60	0.00	0.00	0.00	0.00	0.00%
43	302581043	04/16/21	5,246,726.06	9,000,000.00	5,025,649.89	509,151.95	5,025,649.89	4,516,497.94	730,228.12	0.00	0.00	730,228.12	11.77%
55	623100134	07/17/18	3,564,376.67	4,100,000.00	5,047,746.50	1,052,869.27	4,821,769.77	3,768,900.50	0.00	0.00	0.00	0.00	0.00%
62	623100135	07/17/18	2,994,076.30	3,970,000.00	4,062,621.35	624,180.41	3,790,057.06	3,165,876.65	0.00	100,000.00	100,000.00	(100,000.00)	3.17%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			25,155,179.03	35,770,000.00	28,177,409.63	2,439,823.92	27,678,868.61	25,239,044.69	730,228.12	100,000.00	100,000.00	630,228.12

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/21	0.00	730,227.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	883100308	01/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	302581043	04/16/21	0.00	0.00	730,228.12	0.00	0.00	730,228.12	0.00	0.00	730,228.12
55	623100134	07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	623100135	11/18/21	0.00	0.00	(100,000.00)	0.00	(100,000.00)	0.00	0.00	0.00	0.00
		07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	(100,000.00)	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	730,227.92	630,228.12	0.00	(100,000.00)	730,228.12	0.00	0.00	730,228.12

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	1,407.96	0.00	0.00	0.00	0.00	0.00	0.00	67,300.63
9	0.00	0.00	9,418.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,894.79	0.00	0.00	19,830.46	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	1,636.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	1,094.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	926.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(100,000.00)	0.00
Total	0.00	0.00	14,971.35	0.00	1,407.96	19,830.46	0.00	0.00	0.00	0.00	(100,000.00)	67,300.63
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 3,510.40

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29